Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$29,743,814.00	0.3938535	$18,703,382.81	0.2476613	$11,040,431.19
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$87,293,814.00	0.0746695	$76,253,382.81	0.0652257	$11,040,431.19

Weighted Avg. Coupon (WAC)	3.12%		3.13%
Weighted Avg. Remaining Maturity (WARM)	18.75		18.03
Pool Receivables Balance	$130,594,457.01		$119,277,335.44
Remaining Number of Receivables	23,973		23,092

Adjusted Pool Balance	$128,062,059.47		$117,021,628.28

III. COLLECTIONS

Principal:
Principal Collections	$11,104,486.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$247,046.99
Total Principal Collections	$11,351,533.45

Interest:
Interest Collections	$348,629.10
Late Fees & Other Charges	$38,686.60
Interest on Repurchase Principal	$-
Total Interest Collections	$387,315.70

Collection Account Interest	$19,751.12
Reserve Account Interest	$5,753.84
Servicer Advances	$-

Total Collections	$11,764,354.11

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,764,354.11
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,764,354.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$108,828.71	$-	$108,828.71	108,828.71
Collection Account Interest					$19,751.12
Late Fees & Other Charges					$38,686.60
Total due to Servicer					$167,266.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$36,684.04		$36,684.04

Total Class A interest:		$36,684.04		$36,684.04	36,684.04

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$11,455,314.64

7. Regular Principal Distribution Amount:					11,040,431.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,040,431.19
Class A Notes Total:		$11,040,431.19		$11,040,431.19
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$11,040,431.19		$11,040,431.19

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					414,883.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,532,397.54
Beginning Period Amount	$2,532,397.54
Current Period Amortization	$276,690.38
Ending Period Required Amount	$2,255,707.16
Ending Period Amount	$2,255,707.16
Next Distribution Date Required Amount	$1,998,629.83

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	31.83%	34.84%	34.84%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.12%	22,658	96.84%	$115,505,427.94
30 - 60 Days	1.39%	320	2.28%	$2,719,588.54
61 - 90 Days	0.42%	98	0.77%	$920,030.49
91-120 Days	0.06%	15	0.10%	$121,593.54
121 + Days	0.00%	1	0.01%	$10,694.93
Total		23,092		$119,277,335.44

Delinquent Receivables 30+ Days Past Due
Current Period	1.88%	434	3.16%	$3,771,907.50
1st Preceding Collection Period	1.89%	454	3.09%	$4,033,337.41
2nd Preceding Collection Period	1.72%	427	2.78%	$3,952,741.33
3rd Preceding Collection Period	1.71%	438	2.71%	$4,177,766.10
Four-Month Average	1.80%		2.93%

Repossession in Current Period		20		$138,386.44
Repossession Inventory		58		$67,048.48

Current Charge-Offs
Gross Principal of Charge-Offs				$212,635.11
Recoveries				$(247,046.99)
Net Loss				$(34,411.88)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.32%

Average Pool Balance for Current Period				$124,935,896.23

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.33%
1st Preceding Collection Period				0.95%
2nd Preceding Collection Period				0.20%
3rd Preceding Collection Period				0.39%
Four-Month Average				0.30%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	21	2,817	$40,707,988.37
Recoveries	37	2,603	$(23,225,425.87)
Net Loss			$17,482,562.50
Cumulative Net Loss as a % of Initial Pool Balance			1.41%

Net Loss for Receivables that have experienced a Net Loss *	10	2,157	$17,565,832.85
Average Net Loss for Receivables that have experienced a Net Loss			$8,143.64

Principal Balance of Extensions			$761,752.95
Number of Extensions			84

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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